Income Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Undistributed Earnings of Foreign Subsidiaries	$ 0
Uncertain tax positions	3,900,000	$ 3,900,000	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0